BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Borrowings
The principal balances of outstanding borrowings under lines of credit with banks and financial institutions were as follows:

	As of December 31,
	2025	2024
HSBC Bank - Syndicated loan (United States)	365,625	290,679
BPIfrance Financement (France)	1,059	1,854
Others	22	3
TOTAL	366,706	292,536

Such balances were included as current and non-current borrowings in the consolidated statement of financial position as follows:

	As of December 31,
	2025	2024
Current
Bank loans	19,666	1,601
Sub-Total	19,666	1,601
Non-current
Bank loans	347,040	290,935
Sub-Total	347,040	290,935
TOTAL	366,706	292,536
Movements in borrowings are analyzed as follows:

	As of December 31,
	2025	2024	2023
Balance at the beginning of year	292,536	159,107	3,699
Borrowings related to business combination	—	40,147	30,695
Proceeds from new borrowings (1) (3)	260,170	440,662	395,621
Payment of borrowings (2) (3)	(207,087)	(359,544)	(275,889)
Accrued interest (4) (5)	20,889	12,196	4,106
Translation (4)	198	(32)	875
TOTAL (6)	366,706	292,536	159,107
(1)    During the year ended December 31, 2025, Globant LLC borrowed, 260,000 under the Amended and Restated Credit Agreement with HSBC Bank USA, this loan will mature on May 30, 2028; according to the terms agreed in the Fourth Amended and Restated Credit Agreement on May 31, 2023.
(2) During the year ended December 31, 2025,the main payments were 195,103 by Globant LLC related to the principal amount and of the Amended and Restated Credit Agreement with HSBC Bank USA, and 10,046 of the Amendment No. 1 to the Fourth Amended and Restated Credit Agreement. During the year ended December 31, 2024, the main payments were 305,000 by Globant LLC related to the principal amount and of the Amended and Restated Credit Agreement with HSBC Bank USA, and 40,147 related to Blankfactor´s loans.
(3) Cash transactions.
(4) Non-cash transactions.
(5) Includes 127 of interest gain related to Swap transactions.
(6) On June 18, 2025 Globant LLC replaced 375,000, through a non-cash transaction, the existing debt with the Amendment No.1 to the Fourth Amended and Restated Credit Agreement, where 18,750 will mature on the next 12 months and the remaining amount will mature on a quarterly basis until May 30, 2028. As of December 31, 2025, the outstanding debt relates to the Amendment No.1 to the Fourth Amended and Restated Credit Agreement.